Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value of financial instruments

	December 31, 2016		December 31, 2015
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$52,791	$52,791	$37,834	$37,834
Accounts receivable	$2,264	$2,264	$5,110	$5,110
Due from related parties	$4,864	$4,864	$2,804	$2,804
Accounts payable	$2,386	$2,386	$412	$412
Due to related parties	$—	$—	$438	$438
Long-term debt	$198,583	$198,139	$199,643	$200,405

Fair value measurements on a nonrecurring basis

Fair Value Measurements at December 31, 2016 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$52,791	$52,791	$—	$—
Long-term debt	$198,139	$—	$198,139	$—

Fair Value Measurements at December 31, 2015 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$37,834	$37,834	$—	$—
Long-term debt	$200,405	$—	$200,405	$—